Equity (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The following tables present the changes in the balances of each component of Accumulated other comprehensive loss including reclassifications out of Accumulated other comprehensive loss for the nine months ended September 30, 2022 and October 1, 2021. All amounts are net of tax and noncontrolling interest, if any.

	Accumulated Other Comprehensive Loss Components
	Net Unrecognized Pension And Other Post- Retirement Benefit Cost	Foreign Currency Translation Adjustment	Gains on Net Investment Hedges	Gains on Cash Flow Hedges	Total
	(In thousands)
Balance at December 31, 2021	$(21,196)	$(439,692)	$—	$—	$(460,888)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	490	(45,171)	—	—	(44,681)

Other comprehensive income (loss) before reclassifications	490	(45,171)	—	—	(44,681)
Amounts reclassified from Accumulated other comprehensive loss (1)	786	—	—	—	786
Amounts contributed by Former Parent (2)	(50,504)	(8,759)	—	—	(59,263)

Net current period Other comprehensive loss	(49,228)	(53,930)	—	—	(103,158)

Balance at April 1, 2022	$(70,424)	$(493,622)	$—	$—	$(564,046)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	(1,354)	(98,789)	—	—	(100,143)

Other comprehensive income (loss) before reclassifications	(1,354)	(98,789)	—	—	(100,143)
Amounts reclassified from Accumulated other comprehensive loss (1)	770	—	—	—	770

Net current period Other comprehensive loss	(584)	(98,789)	—	—	(99,373)

Balance at July 1, 2022	$(71,008)	$(592,411)	$—	$—	$(663,419)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	3,685	(108,755)	7,421	—	(97,649)
Unrealized gain on cash flow hedges	—	—	—	9,150	9,150

Other comprehensive income (loss) before reclassifications	3,685	(108,755)	7,421	9,150	(88,499)
Amounts reclassified from Accumulated other comprehensive loss (1)(3)	766	—	—	810	1,576

Net current period Other comprehensive income (loss)	4,451	(108,755)	7,421	9,960	(86,923)

Balance at September 30, 2022	$(66,557)	$(701,166)	$7,421	$9,960	$(750,342)

(1)
The amounts on this line within the Net Unrecognized Pension And Other Post-Retirement Benefit Cost column are included in the computation of net periodic benefit cost. See Note 8, “Benefit Plans” for additional details.

(2)
Includes unrecognized pension and other post-retirement costs and accumulated currency translation adjustments of certain entities which were part of the Corporate segment of the Former Parent and were transferred to ESAB Corporation in anticipation of the Separation. See Note 1, “Organization and Basis of Presentation” for more information on the entities contributed from the Former Parent.

(3)
During the three months ended September 30, 2022, the amount on this line within the Gains on Cash Flow Hedge column, is a component of Interest expense (income) and other, net
.
 See Note 10, “Derivatives”, for additional details.

	Accumulated Other Comprehensive Loss Components
	Net Unrecognized Pension And Other Post- Retirement Benefit Cost	Foreign Currency Translation Adjustment	Total
		(In thousands)
Balance at December 31, 2020	$(29,378)	$(366,825)	$(396,203)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	712	(30,438)	(29,726)

Other comprehensive income (loss) before reclassifications	712	(30,438)	(29,726)
Amounts reclassified from Accumulated other comprehensive loss (1)	220	—	220

Net current period Other comprehensive income (loss)	932	(30,438)	(29,506)

Balance at April 2, 2021	$(28,446)	$(397,263)	$(425,709)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	(126)	4,182	4,056

Other comprehensive income (loss) before reclassifications	(126)	4,182	4,056
Amounts reclassified from Accumulated other comprehensive loss (1)	208	—	208

Net current period Other comprehensive income (loss)	82	4,182	4,264

Balance at July 2, 2021	$(28,364)	$(393,081)	$(421,445)

Other comprehensive income (loss) before reclassifications:
Foreign currency translation adjustment	508	(36,639)	(36,131)

Other comprehensive income (loss) before reclassifications	508	(36,639)	(36,131)
Amounts reclassified from Accumulated other comprehensive loss (1)	270	—	270

Net current period Other comprehensive income (loss)	778	(36,639)	(35,861)

Balance at October 1, 2021	$(27,586)	$(429,720)	$(457,306)

(1)	Included in the computation of net periodic benefit cost. See Note 8, “Benefit Plans” for additional details.